Income Taxes - Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.	$ 5,868	$ 3,633	$ 3,116
Non-U.S.	51,589	68,095	93,596
Loss before income tax benefit	$ 57,457	$ 71,728	$ 96,712